Schedule of Investments
(unaudited)
September 30, 2024
BlackRock International V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.9%
XP, Inc. , Class A .............. 83,214 $ 1,492,859
Canada — 10.4%
Canadian National Railway Co. .... 29,759 3,484,737
Canadian Pacific Kansas City Ltd. .. 41,313 3,533,347
Teck Resources Ltd. , Class B ..... 24,022 1,254,696
8,272,780
China — 5.3%
Tencent Holdings Ltd. ........... 76,700 4,264,895
Denmark — 5.5%
Novo Nordisk A/S , Class B ....... 36,851 4,370,953
France — 8.4%
Air Liquide SA ................ 7,148 1,380,352
Cie de Saint-Gobain SA ......... 28,544 2,603,285
LVMH Moet Hennessy Louis Vuitton SE 3,557 2,727,778
6,711,415
Germany — 14.3%
adidas AG .................. 6,441 1,706,779
Beiersdorf AG ................ 28,578 4,301,556
Deutsche Telekom AG (Registered) . 133,229 3,912,837
Infineon Technologies AG ........ 40,798 1,432,333
11,353,505
Italy — 4.2%
Ferrari NV .................. 3,307 1,549,664
Intesa Sanpaolo SpA ........... 429,133 1,836,990
3,386,654
Japan — 12.1%
Nintendo Co. Ltd. .............. 43,600 2,330,481
Recruit Holdings Co. Ltd. ........ 47,100 2,861,438
Sony Group Corp. ............. 227,500 4,419,778
9,611,697
Netherlands — 3.5%
ASML Holding NV ............. 3,389 2,819,176
South Korea — 3.0%
Samsung Electronics Co. Ltd. ..... 50,686 2,369,004
Switzerland — 2.1%
Julius Baer Group Ltd. .......... 27,598 1,664,268
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 109,000 3,286,803
United Kingdom — 10.2%
AstraZeneca plc .............. 14,255 2,220,736
RELX plc ................... 37,711 1,776,407
Standard Chartered plc .......... 234,899 2,491,333
Taylor Wimpey plc ............. 738,088 1,623,560
8,112,036
United States — 13.6%
Baker Hughes Co. , Class A ....... 51,666 1,867,726
Cadence Design Systems, Inc.
(a)
... 8,481 2,298,606
Mastercard, Inc. , Class A ......... 7,769 3,836,332
Thermo Fisher Scientific, Inc. ...... 4,535 2,805,215
10,807,879
Total Long-Term Investments — 98.6%
(Cost: $ 67,023,668 ) .............................. 78,523,924
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.83%
(b) (c)
.... 1,167,677 $ 1,167,677
Total Short-Term Securities — 1 .5%
(Cost: $ 1,167,677 ) .............................. 1,167,677
Total Investments — 100.1%
(Cost: $ 68,191,345 ) .............................. 79,691,601
Liabilities in Excess of Other Assets — (0.1) % ............ (86,968)
Net Assets — 100.0% .............................. $ 79,604,633
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (291)
(b)
$ 291 $ — $ — — $ 114
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,873,873 — (706,196)
(b)
— — 1,167,677 1,167,677 54,663 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 720,104 — (719,980)
(b)
(96) (28) — — 263
(c)
—
$ 195 $ (28) $ 1,167,677 $ 55,040 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,492,859 $ — $ — $ 1,492,859
Canada ............................................. 8,272,780 — — 8,272,780
China ............................................... — 4,264,895 — 4,264,895
Denmark ............................................. — 4,370,953 — 4,370,953
France .............................................. — 6,711,415 — 6,711,415
Germany ............................................ — 11,353,505 — 11,353,505
Italy ................................................ — 3,386,654 — 3,386,654
Japan ............................................... — 9,611,697 — 9,611,697
Netherlands ........................................... — 2,819,176 — 2,819,176
South Korea .......................................... — 2,369,004 — 2,369,004
Switzerland ........................................... — 1,664,268 — 1,664,268
Taiwan .............................................. — 3,286,803 — 3,286,803
United Kingdom ........................................ — 8,112,036 — 8,112,036
United States .......................................... 10,807,879 — — 10,807,879
Short-Term Securities
Money Market Funds ...................................... 1,167,677 — — 1,167,677
$ 21,741,195 $ 57,950,406 $ — $ 79,691,601